ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2023
Additional Information To Statements Of Comprehensive Loss
ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS

NOTE 19: ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS

a.	Additional information on revenues:

1.      Revenues reported in the financial statements for each group of similar products and services:

	Year ended December 31,
	2023	2022	2021

Revenues from sale	$20,372	$16,182	$16,208
Revenues from lease	8,523	9,244	11,608
Revenues from sale related service	2,311	1,276	1,075
Revenues from other service	579	475	766

	$31,785	$27,177	$29,657

2.      Revenues from major customers which each accounts for 10% or more of total revenues reported in the financial statements:

	Year ended December 31,
	2023	2022	2021
Customer A	15%	*)	*)
Customer B	*)	16%	15%

*) Less than 10%

Geographic information:

Revenues reported in the financial statements based on the location of the customers, are as follows:

	Year ended December 31,
	2023	%	2022		%	2021		%
U.S.	$23,979	75	$20,300	(*)	75	$26,094	(*)	88
Other	7,806	25	6,877	(*)	25	3,563	(*)	12

	$31,785	100	$27,177		100	$29,657		100

(*) Reclassified

b.	Cost of revenues:

	Year ended December 31,
	2023	2022	2021
Cost of revenues from sale	$5,792	$4,917	$3,509
Cost of revenues from lease	1,670	1,790	2,667
Cost of revenues from sale related service	678	324	247
Cost of revenues from other service	168	98	176

	$8,308	$7,129	$6,599

c.	Research and development expenses, net:

	Year ended December 31,
	2023	2022	2021
Salaries and related benefits	$4,012	$4,516	$3,580
Subcontractors	1,564	1,318	961
Laboratory materials	333	494	665
Patents	133	200	204
Share-based payment	264	357	411
Travel	48	14	28
Depreciation	108	99	107
Other	235	690	538
Less-Government grants	(32)	(10)	(101)

	$6,665	$7,678	$6,393

d.	Selling and marketing expenses:

	Year ended December 31,
	2023	2022	2021
Salaries and related benefits	$10,273	$10,268	$8,887
Agent commissions	489	425	392
Marketing, advertising and events	2,729	3,835	3,136
Travel	1,542	1,915	1,121
Share-based payment	126	486	698
Depreciation	137	143	64
Collection costs and other	1,160	1,127	1,582

	$16,456	$18,199	$15,880

e.	General and administrative expenses:

	Year ended December 31,
	2023	2022	2021
Salaries and related benefits	$2,689	$2,324	$2,283
Professional fees and office expenses	2,638	3,310	2,031
Depreciation	141	312	407
Travel	16	11	10
Allowance for doubtful accounts	(145)	281	323
Share- based payment	(24)	616	730

	$5,315	$6,854	$5,784

f.	Finance income and expense:

	Year ended December 31,
	2023	2022	2021
Finance income:
Interest-income revaluation of bank deposits	$2,171	$1,109	$225
Revaluation of warrants	—	8	30

	2,171	1,117	255

Finance expense:
Liability in respect of research and development grants	799	1,148	1,171
Bank commissions	27	22	81
Exchange rate differences	61	252	363
Interest expense of lease liability	48	46	60
Other	223	—	—

	1,158	1,468	1,675

Finance income (expense), net	$1,013	$(351)	$(1,420)